Revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024		Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	$ 138,032
Provided for during the period - (Restated)	22,428
Released during the period	45,315
Translation differences and other	(4,401)
Ending balance, contract liabilities	110,744
Current contract liabilities	51,093	[1]	$ 74,879
Non-current contract liabilities	59,651	[1]	$ 63,153
Deferred revenue - extended service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	47,505
Provided for during the period - (Restated)	13,529
Released during the period	12,821
Translation differences and other	(1,316)
Ending balance, contract liabilities	46,897
Current contract liabilities	21,673
Non-current contract liabilities	25,224
Deferred revenue - connected service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	39,565
Provided for during the period - (Restated)	4,687
Released during the period	3,049
Translation differences and other	(2,117)
Ending balance, contract liabilities	39,086
Current contract liabilities	6,389
Non-current contract liabilities	32,697
Deferred revenue - operating leases & other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	50,962
Provided for during the period - (Restated)	4,212
Released during the period	29,445
Translation differences and other	(968)
Ending balance, contract liabilities	24,761
Current contract liabilities	23,031
Non-current contract liabilities	$ 1,730

[1]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.